Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes [Abstract]
Schedule of provision of income tax
	For the years ended December 31,
	2022	2021	2020

Current income tax provision	$350	$72,733	$1,538,273
Deferred income taxes benefit	(420,514)	(263,249)	(6,043)
Total	$(420,164)	$(190,516)	$1,532,230

Schedule of income (loss) before provision for income taxes is attributable to the following geographic location
	For the years ended December 31,
	2022	2021	2020

PRC	$(8,944,657)	$(4,549,717)	$6,108,951
Cayman and Hong Kong	(3,007,288)	(2,029,875)	(990,029)
Total	$(11,951,945)	$(6,579,592)	$5,118,922

Schedule of effective income tax rate reconciliation
	For the years ended December 31,
	2022	2021	2020

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(6.3)%	(7.7)%	4.9%
Change of valuation allowance	(14.9)%	(13.4)%	-
Non-deductible expenses-permanent difference	(0.3)%	(1.0)%	-
Effective tax rate	3.5%	2.9%	29.9%

Schedule of deferred tax assets
	December 31,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$2,618,287	$959,537
Inventory reserve	351,397	90,128
Allowance for doubtful accounts	246,647	114,377
Valuation allowance on net operating loss	(2,554,639)	(890,517)
Total	$661,692	$273,525

Schedule of tax payable
	December 31, 2022	December 31, 2021

VAT tax payable	$56,474	$7,928
Income tax payable	6,166	6,661
Other taxes payable	39,719	28,430
Total	$102,359	$43,019